Summary of Significant Accounting Policies (Details 2) - shares		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Loss per Common Share
Series A preferred stock issued and outstanding	[1]	750,000	750,000
Warrant shares issuable to Platinum upon exchange of Series A Preferred under the terms of the October 11, 2012 Note Exchange and Purchase Agreement		375,000	375,000
Outstanding options under the 2008 and 1999 Stock Incentive Plans		207,638	212,486	245,653
Outstanding warrants to purchase common stock		1,544,474	854,782
Total		3,755,105	2,703,183
AntidilutiveNotes1 [Member]
Loss per Common Share
Convertible promissory notes and accrued interest		414,615	374,798
AntidilutiveNotes2 [Member]
Loss per Common Share
Convertible promissory notes and accrued interest		29,620	26,776
AntidilutiveNotes3 [Member]
Loss per Common Share
Convertible promissory notes and accrued interest		433,758	109,341

[1]	Assumes exchange under the terms of the October 11, 2012 Note Exchange and Purchase Agreement with Platinum